Restricted Deposits	12 Months Ended
Dec. 31, 2019
Restricted Deposits [Abstract]
Restricted Deposits
6.	Restricted Deposits

Restricted deposits as of December 31, 2018 and 2019 are as follows:

			2018	2019
			In millions of won
Cash and cash equivalents	Deposits for government project	￦	12,747	9,287
	Collateral provided for borrowings		100,998	63,198
	Collateral provided for lawsuit		3	3
	Deposits for transmission regional support program		4,337	3,002
	Decommissioning costs of nuclear power plants		604	—
Short-term financial instruments	Restriction on withdrawal related to ‘win-win growth program’ for small and medium enterprises		34,000	93,000
Current financial assets at fair value through profit or loss	Decommissioning costs of nuclear power plants		29,451	—
Non-current financial assets at fair value through profit or loss	Decommissioning costs of nuclear power plants		498,555	541,969
Long-term financial instruments	Escrow accounts		69	74
	Guarantee deposits for banking accounts at oversea branches		315	326
	Collateral provided for borrowings		—	11,745
	Decommissioning costs of nuclear power plants		245,896	250,464
	Funds for developing small and medium enterprises(*)		200,000	200,000

		￦	1,126,975	1,173,068

(*)	Deposits for small and medium enterprises at the Industrial Bank of Korea (IBK) and others for construction of Bitgaram Energy Valley businesses as of December 31, 2018 and 2019.